Related Party Transactions (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Trade receivable	$ 1,601	$ 2,247
Other receivable	1,104	950
Yunhu Times
Related Party Transaction [Line Items]
Trade receivable	1,601	2,247
Other receivable	$ 1,104	$ 950